May 4, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:	Smith Barney Funds Inc.
	File Nos. 002-25890 and 811-01464


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses of the above Fund and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 64 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 1999 and became effective April 30, 1999.

Any comments on this filing should be directed to the undersigned at
(212) 816-6393. Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/ Gordon Swartz
Gordon Swartz
Assistant Secretary